Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”), and Item 402(v) of Regulation S-K, the Company is providing the following information about the relationship between executive “compensation actually paid” (as computed in accordance with Item 402(v)) and certain financial performance of the Company. The Compensation Committee did not consider this Pay versus Performance disclosure in making its pay decisions for any of the years shown. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Compensation Discussion and Analysis- Our Compensation Philosophy.”
Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO[1]	Compensation Actually Paid to PEO[2]	Average Summary Compensation Table Total for Non-PEO NEOs[3]	Average Compensation Actually Paid to Non-PEO NEOs[4]	Based On Value of Initial Fixed $100 Investment:		Net Income (thousands)[7]	Operating PPNR (thousands)[8]
					Total Shareholder Return[5]	Peer Group Total Shareholder Return[6]
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$2,793,781	$2,795,886	$1,089,023	$707,115	$107.41	$152.74	$210,455	$315,327
2024	$2,700,891	$3,251,228	$1,050,298	$1,252,084	$111.69	$143.42	$182,481	$273,588
2023	$2,517,123	$1,778,133	$1,037,853	$818,007	$91.08	$126.69	$131,924	$256,385
2022	$349,619	$2,077,067	$793,121	$811,479	$106.19	$127.19	$188,081	$275,066
2021	$3,154,969	$3,271,781	$1,195,097	$1,177,734	$122.27	$136.65	$189,694	$247,344

[1]
The dollar amounts reported in column (b) are the amounts of total compensation reported for the PEO, which for the years 2021-2023 was Mark E. Tryniski (who retired as the Company’s CEO effective December 31, 2023) and for 2024-2025, Mr. Karaivanov, who was appointed CEO on January 1, 2024.

[2]
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to the PEO, as computed in accordance with Item 402(v) of Regulation S-K. The amounts set forth in this column do not reflect the amount of compensation earned by or paid to PEO during the applicable year but are calculated in accordance with Item 402(v) as required. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to PEOs’ total compensation as set forth in the Summary Compensation Table for each year to determine the compensation actually paid under Item 402(v):

Adjustments Made to Calculate Compensation Actually Paid to CEO

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Value Attributable to Current Year’s Service and Any Change in Pension Value Attributable to Plan Amendments Made in the Current Year(d)	Compensation Actually Paid to PEO
2025	$2,793,781	($1,068,217)	$808,144	($5,722)	$267,900	$2,795,886

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for year 2025.
(b)
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Adjustments Made to Calculate Value of Equity Awards Paid to CEO

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$1,196,112	($397,440)	$0	($24,648)	$0	$34,120	$808,144

(c)	The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for 2025.
(d)
The total pension benefit adjustments for 2025 include the aggregate of two components: (i) the actuarially determined service cost for services rendered by the PEO during 2025 (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during 2025 that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Adjustments Made to Calculate Value of Pension Benefits Paid to CEO

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2025	$122,100	$145,800	$267,900

[3]
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding the PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding the PEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Ms. Burgio Wlos, Ms. Gillan-Myer, and Messrs, Sutaris, Abdo, and Levy; (ii) for 2024, Ms. Gillan-Myer and Messrs, Sutaris, Abdo, and Levy; (iii) for 2023, Ms. Gillan-Myer and Messrs, Sutaris, Karaivanov, and Levy; (iv) for 2022, Ms. Gillan-Myer and Messrs, Sutaris, Karaivanov, Levy, George J. Getman, the Company’s former Executive Vice President and General Counsel, and Joseph F. Serbun, the Company’s former President of Retail Banking; and (v) for 2021, Messrs. Sutaris, Karaivanov, Getman and Serbun.

[4]
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the PEO), as computed in accordance with Item 402(v) of Regulation S-K. The amounts set forth in this column do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the PEO during the applicable year but are calculated in accordance with Item 402(v). In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding the PEO) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Adjustments Made to Calculate Compensation Actually Paid to Other NEOs

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Value Attributable to Current Year’s Service and Any Change in Pension Value Attributable to Plan Amendments Made in the Current Year(b)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$1,089,023	($285,268)	($199,980)	($115,440)	$218,780	$707,115

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Adjustments Made to Calculate Value of Equity Awards Paid to Other NEOs

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$294,796	($57,439)	$47,581	($12,185)	($489,135)	$16,402	($199,980)

(b)	The amounts deducted or added in calculating the total pension benefit adjustments are as follows:
Adjustments Made to Calculate Value of Pension Benefits Paid to Other NEOs

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2025	$47,660	$171,120	$218,780

[5]
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

[6]
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: KBW Regional Banking Index.

[7]	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for 2025.
[8]
Operating PPNR is a non-GAAP measure that excludes income taxes, provision for credit losses, acquisition expenses, acquisition-related contingent consideration adjustments, restructuring expenses, litigation accrual, loss on sale of investment securities, unrealized gain (loss) on equity securities and amortization of intangible assets from GAAP net income. See Appendix A for reconciliation of GAAP to non-GAAP measures. This metric represents the sum of the Bank Operating PPNR and Financial Services Operating PPNR which are MIP goal metrics for 2025.

Company Selected Measure Name	Operating PPNR
Named Executive Officers, Footnote
[1]
The dollar amounts reported in column (b) are the amounts of total compensation reported for the PEO, which for the years 2021-2023 was Mark E. Tryniski (who retired as the Company’s CEO effective December 31, 2023) and for 2024-2025, Mr. Karaivanov, who was appointed CEO on January 1, 2024.

[3]
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding the PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding the PEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Ms. Burgio Wlos, Ms. Gillan-Myer, and Messrs, Sutaris, Abdo, and Levy; (ii) for 2024, Ms. Gillan-Myer and Messrs, Sutaris, Abdo, and Levy; (iii) for 2023, Ms. Gillan-Myer and Messrs, Sutaris, Karaivanov, and Levy; (iv) for 2022, Ms. Gillan-Myer and Messrs, Sutaris, Karaivanov, Levy, George J. Getman, the Company’s former Executive Vice President and General Counsel, and Joseph F. Serbun, the Company’s former President of Retail Banking; and (v) for 2021, Messrs. Sutaris, Karaivanov, Getman and Serbun.

Peer Group Issuers, Footnote
[6]
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: KBW Regional Banking Index.

PEO Total Compensation Amount	$ 2,793,781	$ 2,700,891	$ 2,517,123	$ 349,619	$ 3,154,969
PEO Actually Paid Compensation Amount	$ 2,795,886	3,251,228	1,778,133	2,077,067	3,271,781
Adjustment To PEO Compensation, Footnote
[2]
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to the PEO, as computed in accordance with Item 402(v) of Regulation S-K. The amounts set forth in this column do not reflect the amount of compensation earned by or paid to PEO during the applicable year but are calculated in accordance with Item 402(v) as required. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to PEOs’ total compensation as set forth in the Summary Compensation Table for each year to determine the compensation actually paid under Item 402(v):

Adjustments Made to Calculate Compensation Actually Paid to CEO

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Value Attributable to Current Year’s Service and Any Change in Pension Value Attributable to Plan Amendments Made in the Current Year(d)	Compensation Actually Paid to PEO
2025	$2,793,781	($1,068,217)	$808,144	($5,722)	$267,900	$2,795,886

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for year 2025.
(b)
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Adjustments Made to Calculate Value of Equity Awards Paid to CEO

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$1,196,112	($397,440)	$0	($24,648)	$0	$34,120	$808,144

(c)	The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for 2025.
(d)
The total pension benefit adjustments for 2025 include the aggregate of two components: (i) the actuarially determined service cost for services rendered by the PEO during 2025 (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during 2025 that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Adjustments Made to Calculate Value of Pension Benefits Paid to CEO

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2025	$122,100	$145,800	$267,900

Non-PEO NEO Average Total Compensation Amount	$ 1,089,023	1,050,298	1,037,853	793,121	1,195,097
Non-PEO NEO Average Compensation Actually Paid Amount	$ 707,115	1,252,084	818,007	811,479	1,177,734
Adjustment to Non-PEO NEO Compensation Footnote
[4]
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the PEO), as computed in accordance with Item 402(v) of Regulation S-K. The amounts set forth in this column do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the PEO during the applicable year but are calculated in accordance with Item 402(v). In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding the PEO) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Adjustments Made to Calculate Compensation Actually Paid to Other NEOs

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Value Attributable to Current Year’s Service and Any Change in Pension Value Attributable to Plan Amendments Made in the Current Year(b)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$1,089,023	($285,268)	($199,980)	($115,440)	$218,780	$707,115

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Adjustments Made to Calculate Value of Equity Awards Paid to Other NEOs

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$294,796	($57,439)	$47,581	($12,185)	($489,135)	$16,402	($199,980)

(b)	The amounts deducted or added in calculating the total pension benefit adjustments are as follows:
Adjustments Made to Calculate Value of Pension Benefits Paid to Other NEOs

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2025	$47,660	$171,120	$218,780

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
The following graph sets forth the relationship between amount of compensation actually paid to the PEO, the average amount of compensation actually paid to the Company’s other NEOs as a group (excluding the PEO), and the Company’s cumulative TSR value over the five years presented in the table.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
The following graph sets forth the relationship between the amount of compensation actually paid to the PEO, the average amount of compensation actually paid to the Company’s other NEOs as a group (excluding the PEO), and the Company’s net income over the five years presented in the table.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Operating PPNR (Non-GAAP)
The following graph sets forth the relationship between the amount of compensation actually paid to the PEO, the average amount of compensation actually paid to the Company’s other NEOs as a group (excluding the PEO), and the Company’s Operating PPNR (a non-GAAP measure) over the five years presented in the table.

Total Shareholder Return Vs Peer Group
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
The following graph compares the Company’s cumulative TSR over the five year period to that of KBW Regional Banking Index during the same period (assumes reinvestment of dividends).

Tabular List, Table
Financial Performance Measures
As described in greater detail in “Compensation Discussion and Analysis- Our Compensation Philosophy,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both its long-term and short-term incentive awards are selected based on an objective of incentivizing the NEOs to increase the value of the Company for its Shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
•	Operating PPNR (sum of Bank Operating PPNR and Financial Services Operating PPNR)
•	Three-Year TSR Rank Relative to KRX
•	Three-Year Average Return on Average Tangible Common Equity
•	Core ROA relative to the KRX
Each of the above performance measures are components of either the Company’s MIP, or the Company’s long-term incentive compensation program, including its performance-based restricted stock awards.

Total Shareholder Return Amount	$ 107.41	111.69	91.08	106.19	122.27
Peer Group Total Shareholder Return Amount	152.74	143.42	126.69	127.19	136.65
Net Income (Loss)	$ 210,455,000	$ 182,481,000	$ 131,924,000	$ 188,081,000	$ 189,694,000
Company Selected Measure Amount	315,327,000	273,588,000	256,385,000	275,066,000	247,344,000
PEO Name	Mr. Karaivanov	Mr. Karaivanov	Mark E. Tryniski	Mark E. Tryniski	Mark E. Tryniski
Pension Benefits Adjustments, Footnote
Adjustments Made to Calculate Value of Pension Benefits Paid to CEO

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2025	$122,100	$145,800	$267,900

Adjustments Made to Calculate Value of Pension Benefits Paid to Other NEOs

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2025	$47,660	$171,120	$218,780

Equity Awards Adjustments, Footnote
Adjustments Made to Calculate Value of Equity Awards Paid to CEO

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$1,196,112	($397,440)	$0	($24,648)	$0	$34,120	$808,144

Adjustments Made to Calculate Value of Equity Awards Paid to Other NEOs

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$294,796	($57,439)	$47,581	($12,185)	($489,135)	$16,402	($199,980)

Measure:: 1
Pay vs Performance Disclosure
Name	Operating PPNR (sum of Bank Operating PPNR and Financial Services Operating PPNR)
Non-GAAP Measure Description
[8]
Operating PPNR is a non-GAAP measure that excludes income taxes, provision for credit losses, acquisition expenses, acquisition-related contingent consideration adjustments, restructuring expenses, litigation accrual, loss on sale of investment securities, unrealized gain (loss) on equity securities and amortization of intangible assets from GAAP net income. See Appendix A for reconciliation of GAAP to non-GAAP measures. This metric represents the sum of the Bank Operating PPNR and Financial Services Operating PPNR which are MIP goal metrics for 2025.

Measure:: 2
Pay vs Performance Disclosure
Name	Three-Year TSR Rank Relative to KRX
Measure:: 3
Pay vs Performance Disclosure
Name	Three-Year Average Return on Average Tangible Common Equity
Measure:: 4
Pay vs Performance Disclosure
Name	Core ROA relative to the KRX
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,722)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	267,900
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	122,100
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	145,800
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,068,217)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	808,144
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,196,112
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(397,440)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(24,648)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,120
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(115,440)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	218,780
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	47,660
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	171,120
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(285,268)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(199,980)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	294,796
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(57,439)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	47,581
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,185)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(489,135)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 16,402